Income Taxes (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Unrecognized Tax Benefits Abstract
Beginning balance	$ 2,666	$ 2,598
Increase related to current year tax positions	2,331	68
Ending balance	$ 4,997	$ 2,666